Annual Total Returns [BarChart] - Great-West Mid Cap Value Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	0.92%
2012	15.47%
2013	33.66%
2014	16.10%
2015	(4.03%)
2016	20.29%
2017	16.99%
2018	(12.30%)
2019	20.49%
2020	(0.34%)